Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Investment securities disclosures
Securities available-for-sale	SFr 2,965	SFr 2,379
Total investment securities	SFr 2,965	SFr 2,379